Income Tax (Tables) - Kingswood Acquisition Corp	12 Months Ended
Dec. 31, 2023
Summary of net deferred tax liability

	December 31,	December 31,
	2023	2022
Deferred tax assets
Organizational costs/Startup expenses	$812,823	$843,823
Federal Net Operating Loss	—	20,252
Change in fair value of convertible debt	(40,014)	(31,151)
Total deferred tax assets	772,809	832,924
Valuation Allowance	(812,823)	(864,075)
Deferred tax liability	$(40,014)	$(31,151)

Summary of income tax provision

	December 31,	December 31,
	2023	2022
Federal
Current	4,454	5,659
Deferred	409,190	(540,116)

States
Current	20,597	—
Deferred	(349,076)	—
Change in valuation allowance	(51,251)	571,267
Income tax (benefit) provision	$33,914	$36,810

Summary of reconciliation of the federal income tax rate to the Company's effective tax rate

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
Business Combination expenses	(66.1)%	27.8%
State taxes, net of federal tax benefit	106.5%	0.0%
Transaction costs	0.0%	0.0%
Change in fair value of Derivative Liabilities	(45.3)%	(87.3)%
Change in valuation allowance	6.6%	41.1%
Income tax provision	22.9%	2.6%